ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2014
ALLOWANCE FOR DOUBTFUL ACCOUNTS.
Schedule of movement of the allowance for doubtful accounts
	For the year ended December 31
	2013	2014
Balance, beginning of the year	3,513,353	5,041,727
Provision for doubtful accounts	1,528,374	927,921
Balance, end of the year	5,041,727	5,969,648